Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 17	$ 14	$ 14	$ 14
Provision for credit losses
Purchases	3	3	9	5
Changes in risk, parameters and exposures	(3)	(3)	(6)	(5)
Balance at end of period	17	14	17	14
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	11	6	8	6
Provision for credit losses
Purchases	3	3	9	5
Changes in risk, parameters and exposures	(1)	(3)	(3)	(4)
Exchange rate and other	(1)	1	(2)
Balance at end of period	12	7	12	7
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6	8	6	8
Provision for credit losses
Changes in risk, parameters and exposures	(2)	0	(3)	(1)
Exchange rate and other	1	(1)	2
Balance at end of period	$ 5	$ 7	$ 5	$ 7